Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flow from operating activities
Net loss	$ (9,877)	$ (17,301)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization	18	21
Stock-based compensation expense	903	943
Amortization of premium on marketable debt securities	35	126
Interest income from short-term deposits		(7)
Loss (gain) from realization of marketable debt securities	201	(19)
Finance expenses	(42)
Changes in operating assets and liabilities:
Decrease in other accounts receivable	511	325
Decrease in trade payables	(2,782)	(1,417)
Increase (decrease) in other accounts payable	(330)	412
Net cash used in operating activities	(11,363)	(16,917)
Cash flow from investing activities
Purchase of property and equipment	(3)	(8)
Investment in available for sale securities		(7,831)
Sale (investment) in short term deposits, net		(2,005)
Consideration from sale of available for sale securities	10,462	6,359
Net cash provided by (used in) investing activities	10,459	525
Cash flow from financing activities
Proceeds from exercise of options (*)
Issuance of Ordinary shares, net of issuance cost		17,368
Net cash provided in financing activities		17,368
Increase (decrease) in cash and cash equivalents and restricted cash	(904)	976
Cash and cash equivalents and restricted cash at the beginning of the period	2,998	7,060
Cash and cash equivalents and restricted cash at the end of the period	2,094	8,036
Supplemental disclosure of cash flow information:
Cash received from interest	138	347
Non-cash transactions:
Right-of-use assets obtained in exchange for new operating lease liabilities, net		$ 530